UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21113

Touchstone Institutional Funds Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2013

Annual Report

Touchstone Institutional Funds Trust

Touchstone Sands Capital Institutional Growth Fund

Table of Contents

Page
Letter from the President	3
Management's Discussion of Fund Performance (Unaudited)	4 - 7
Tabular Presentation of Portfolio of Investments	8
Portfolio of Investments:
Touchstone Sands Capital Institutional Growth Fund	9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14 - 19
Report of Independent Registered Public Accounting Firm	20
Other Items (Unaudited)	21 - 25
Management of the Trust (Unaudited)	26 - 28
Privacy Protection Policy	31

This report identifies the Fund's investments on December 31, 2013. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Letter from the President

Dear Shareholder:

We are pleased to provide you with the Touchstone Institutional Funds Trust Annual Report. Inside you will find key financial information, as well as manager commentary for the Fund, for the 12 months ended December 31, 2013.

During the year the U.S. economy was able to weather many problems and grow at a moderate rate despite uncertainty over federal government budget policies and U.S. Federal Reserve (Fed) monetary policies. The unemployment rate fell to the lowest it had been in five years and the monthly pace of job creation accelerated in the final months of 2013. Domestic home prices increased throughout the year, the number of homes for sale fell substantially, and homes under construction increased. Domestic energy supplies increased, while energy consumption fell, which should translate to continued low energy costs and help boost U.S. manufacturing.

Equity investors saw solid gains as nearly all of major U.S. stock market indices returned more than 30% in 2013; however, bond market performance was a vastly different story. Overall, U.S. equities outperformed developed international stocks and fixed income during the period. Within equities, U.S. growth stocks bested value stocks, while small-capitalization stocks outperformed mid- and large-capitalization stocks. International stocks markedly outperformed emerging market stocks.

U.S. Treasury securities and investment-grade corporate bonds posted small losses for the period. High yield bonds outperformed the rest of the bond market by a large margin due to their low degree of interest-rate sensitivity. Non-U.S. bonds underperformed the broad U.S. fixed income market, as foreign currencies slightly weakened relative to the U.S. dollar.

After four plus years of robust equity markets, we believe that diversification is essential to balancing risk and return. We recommend that you work with your financial professional to employ a sound asset allocation strategy that invests in a combination of stock, bond, alternative and money market mutual funds to help keep your financial strategy on course. It is critical to maintain a long-term approach to gain the full potential benefits of investing.

Touchstone is committed to helping investors achieve their financial goals by providing access to a distinctive selection of institutional asset managers who are known and respected for proficiency in their specific areas of expertise. We hope that you will find the enclosed commentary helpful.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

Jill T. McGruder

President

Touchstone Institutional Funds Trust

3

Management's Discussion of Fund Performance (Unaudited)

Touchstone Sands Capital Institutional Growth Fund

Sub-Advised by Sands Capital Management LLC

Investment Philosophy

The Touchstone Sands Capital Institutional Growth Fund primarily invests in common stocks of large capitalization U.S. companies that are believed by Sands Capital to have above-average potential for revenue or earnings growth. The Fund invests in 25 to 30 companies that are generally high-quality seasoned and growing businesses, spread across an array of attractive and growing industries. Sands Capital generally seeks stocks with sustainable above average earnings growth and capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength, and are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company.

Fund Performance

The Touchstone Sands Capital Institutional Growth Fund outperformed its benchmark, the Russell 1000® Growth Index, for the 12-month period ended December 31, 2013. The Fund’s total return was 41.28 percent, while the total return of the benchmark was 33.48 percent.

Market Environment

Since 2008 central banks around the world have implemented easy monetary policies in an effort to strengthen economic growth. Many investors have been concerned about the timing and overall effect a seemingly inevitable reversal of policy will have on the economy and markets. In spite of this uncertainty, several markets reached record levels. Although macroeconomic headwinds that might impact companies within the Fund’s portfolio are monitored, we are primarily concerned with underlying business fundamentals. Stock prices may be volatile in the short term, but company fundamentals are of greater interest to us and, in our view, do not change as frequently as the market often suggests. Importantly, we believe the Fund’s businesses are able to navigate headwinds more effectively than its competitors. This often enables these businesses to take additional market share and widen competitive advantages. In fact, we believe the long-term nature of the Fund’s investment horizon allows opportunities that arise during difficult economic environments to be exploited, or when news or investor sentiment negatively impact a company’s stock price despite compelling long-term fundamentals and growth prospects. Throughout all market conditions, we remain focused on the primary objective of the Fund’s research: identifying and understanding wealth-creating businesses, determining if they meet the Fund’s six investment criteria, and owning them for many years.

Portfolio Review

On a relative basis, the top five contributors to 2013 performance were Amazon.com, and Priceline.com Inc. (both Consumer Discretionary sector); and Google Inc., Visa Inc., and Baidu Inc. (all Information Technology sector). To reinforce its position as the leading search engine in China, Baidu has been aggressively investing in its mobile capabilities, and the company began to see real results during the year. We believe it is now the clear leader in app distribution and mobile maps, and a close second in video. Building out its mobile platform is vital because it widens Baidu’s competitive moat and could meaningfully contribute to revenue. With its strong presence in desktop search and a burgeoning mobile business, we think Baidu is well positioned to continue to take share of China’s growing advertising market.

The top five relative detractors from performance were Apple Inc., F5 Networks Inc., and LinkedIn Corp. (all Information Technology sector); Intuitive Surgical Inc. (Health Care sector); and Coach Inc. (Consumer Discretionary sector). Results from the company and the Fund’s research indicate that robotic hysterectomy, Intuitive Surgical’s most widely adopted procedure, matured more quickly than expected. This is typically a structural negative

4

Management's Discussion of Fund Performance (Unaudited) (Continued)

because procedure volume will be slower in the future, likely resulting in more capacity and reduced demand for Intuitive’s robots. While other dynamics have also impacted the business—specifically, patient lawsuits and related news articles that, in our view, are misguided—our work with surgeons indicates these dynamics will fade. As Intuitive Surgical innovates and expands to new areas such as general surgery, we believe there is still a long runway for growth. Importantly, we believe that the value proposition for robotic procedure growth—which remains the linchpin of our investment case—is only increasing relative to both open surgery and laparoscopic surgical techniques. In spite of the company’s growth rate being reset to a lower level, the long-term investment case has not changed significantly.

While understanding the factors that influence the short-term performance of the Fund’s companies is important, we believe it is critical to maintain conviction in the long-term growth drivers for the entire portfolio and ensure that each business continues to meet our six investment criteria. As truly active investors, we build the Fund’s portfolio one business at a time and expect stock selection, as opposed to tactical adjustments or sector allocation, to remain the primary source of value add over complete market cycles.

We diligently monitor and continually evaluate the long-term growth prospects for the Fund’s companies while simultaneously seeking opportunities to add compelling new businesses. In the past year we initiated positions in eight companies: ARM Holdings Inc., Splunk Inc., Baidu Inc., and LinkedIn Corp. (all Information Technology sector); Biogen Idec Inc. (Health Care sector); Ulta Salon Cosmetics & Fragrances Inc. (Consumer Discretionary sector); Monsanto Co. (Materials sector); and The Charles Schwab Corp. (Financials sector). Over the same time period we eliminated seven positions: Intercontinental Exchange Inc. (Financials sector); Coach Inc. (Consumer Discretionary sector); Apple Inc., Qualcomm Inc., and F5 Networks Inc. (all Information Technology sector); Praxair Inc. (Materials sector); and Allergan Inc. (Health Care sector).

Biogen Idec Inc. (BIIB) is a biotechnology pioneer and a leading innovator in the field of neurology, with a particular focus on multiple sclerosis (MS). Today, the company has four primary drugs: Avonex, Tysabri, and Tecfidera (each for MS treatment), and Rituxan (for the treatment of cancer and autoimmune diseases). Tecfidera was approved by the FDA earlier in the year and we think it has the potential to become the dominant first-line therapy for MS because it offers the convenience of an oral treatment and appears to be as safe as and more effective than the injectibles drugs that are the current standard. We expect Biogen to leverage its existing global infrastructure to market the treatment, which we believe represents earnings growth potential. Additionally, Biogen has a promising mid-stage pipeline focused on areas of high unmet medical need, as well as several other promising programs in late stages of clinical development, all of which could further enhance the company’s long-term growth profile.

We sold Qualcomm because we believe the business is approaching maturity. The company has two primary business lines: licensing and chipsets. We believed each is positioned in front of long-term headwinds. Qualcomm invented and owns the primary intellectual property (CDMA air-interface technology) used in most wireless handsets. The company earns a royalty, based on the price of the handset, on all CDMA-based handsets sold. As a result, Qualcomm benefitted from the migration from second-generation to third-generation (3G) devices. As the powerful secular trend of global mobile device proliferation progressed, the company’s royalty revenues increased due to a significant growth in handset units and increasing average sales prices (ASPs). Today, we believe the shift to 3G has reached a saturation point in many developed markets, which we think indicates the maturation of this secular trend. A second headwind in front of this business line is our expectation that ASPs will decline as high-end smartphone manufacturers begin to compete more aggressively on price and as unit growth becomes driven by adoption of lower-priced smartphones in emerging markets. As a result, we expect Qualcomm’s royalty revenue growth will materially slow over the next five years. Additional headwinds created by increasing competition should also slow the growth of Qualcomm’s chipset business and negatively impact the company’s market share, pricing, and margins. Given these expectations, we believe Qualcomm’s ability to sustain above-average growth will diminish over time.

5

Management's Discussion of Fund Performance (Unaudited) (Continued)

Outlook

Our focus on the sustainable nature of a business’s earnings growth typically steers us away from those businesses experiencing a temporary boost in earnings due to cyclical growth factors such as a new product cycle. Instead, we seek to identify powerful secular trends that we believe will drive long-term tailwinds and the companies best positioned to benefit from these trends. The Fund’s companies are levered to many secular trends across each of the six global sectors that we closely follow. Several of these trends include: the growth of e-commerce; convergence of mobile communications and computing; growing importance of unconventional hydrocarbons; and the digitization of healthcare, among others. Analyzing not only the companies that the Fund owns, but also the secular trends from which they benefit, often enables us to gain key insights and build conviction in a company’s ability to grow at a higher rate and/or for a longer duration than the market expects.

While macroeconomic news might result in volatile stock prices and investment performance in the short term (i.e., monthly, quarterly, or even annually), as investors in business enterprises—as opposed to stock traders—we focus on the underlying value and fundamentals of businesses. These do not change as frequently as the market often suggests. Importantly, we believe there will always be opportunities for diligent and selective growth investors to identify quality investments, whether a region or sector is experiencing accelerating or decelerating growth. We believe our experience, deep fundamental research, and long-term concentrated approach should continue to position us to find leading growth businesses and achieve our mission of adding value and enhancing the wealth of the Fund’s shareholders with prudence over time.

As market volatility and risk fatigue persist and influence investor behavior, it is impossible to divine what the future holds. Uncertainty remains a constant, and as investors, we stay true to the Fund’s philosophy and remain disciplined in the approach and application of our six investment criteria.

History has shown that in the long run, companies generating sustainable above-average earnings growth have been rewarded with stock price appreciation. This is why the Fund’s process is predicated on using the six investment criteria mentioned above to 1) identify companies with business models that generate above-average earnings growth and typically boast significant competitive advantages, strong leadership positions in attractive business spaces, and solid balance sheets; and 2) purchase these companies at rational valuations. While we acknowledge that over shorter-term periods there may be disconnects between stock prices and business fundamentals, we believe that our patient, disciplined, and consistent investment philosophy provides the opportunity to deliver above-average returns for investors over time. We diligently monitor and continually evaluate the growth prospects for the Fund’s companies while seeking opportunities to add compelling new businesses to it and remain optimistic about the long-term growth prospects for the select group of businesses the Fund owns. While macro challenges persist, as a group we believe the Fund’s companies will continue to execute and deliver solid business results in the long term.

6

Management's Discussion of Fund Performance (Unaudited) (Continued)

Comparison of the Change in Value of a $500,000 Investment in the

Touchstone Sands Capital Institutional Growth Fund and the Russell 1000® Growth Index

* The initial public offering commenced on January 21, 2005.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Note to Chart

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7

Tabular Presentation of Portfolio of Investments

December 31, 2013

The table below provides the Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Sands Capital Institutional Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	38.9%
Consumer Discretionary	26.6
Health Care	16.7
Energy	11.2
Materials	2.7
Financials	2.4
Investment Funds	2.8
Other Assets/Liabilities (Net)	(1.3)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

8

Portfolio of Investments

Touchstone Sands Capital Institutional Growth Fund – December 31, 2013

		Market
	Shares	Value

Common Stocks— 98.5%

Information Technology — 38.9%
ARM Holdings PLC ADR	2,340,000	$128,091,600
ASML Holding NV	1,478,000	138,488,600
Baidu, Inc. ADR*	1,135,000	201,893,800
Facebook, Inc. - Class A*	2,736,000	149,549,760
Google, Inc. - Class A*	218,000	244,314,780
LinkedIn Corp. - Class A*	368,000	79,793,440
Salesforce.com, Inc.*	3,294,000	181,795,860
Splunk, Inc.*	1,104,000	75,811,680
Visa, Inc. - Class A	1,254,000	279,240,720
		1,478,980,240

Consumer Discretionary — 26.6%
Amazon.com, Inc.*	658,000	262,403,820
Chipotle Mexican Grill, Inc.*	284,000	151,309,520
Las Vegas Sands Corp.	1,471,000	116,017,770
NIKE, Inc. - Class B	1,584,000	124,565,760
priceline.com, Inc.*	172,000	199,932,800
Starbucks Corp.	885,000	69,375,150
Ulta Salon Cosmetics & Fragrance, Inc.*	899,000	86,771,480
		1,010,376,300

Health Care — 16.7%
Alexion Pharmaceuticals, Inc.*	892,000	118,689,520
athenahealth, Inc.*†	390,000	52,455,000
Biogen Idec, Inc.*	453,000	126,726,750
BioMarin Pharmaceutical, Inc.*	813,000	57,129,510
Cerner Corp.*	1,702,000	94,869,480
Intuitive Surgical, Inc.*	209,000	80,272,720
Regeneron Pharmaceuticals, Inc.*	379,000	104,315,960
		634,458,940

Energy — 11.2%
FMC Technologies, Inc.*	1,661,000	86,720,810
National Oilwell Varco, Inc.	1,293,000	102,832,290
Schlumberger Ltd. (Cook Islands)	1,458,000	131,380,380
Southwestern Energy Co.*	2,631,000	103,477,230
		424,410,710

Materials — 2.7%
Monsanto Co.	889,000	103,612,950

Financials — 2.4%
Charles Schwab Corp. (The)	3,519,000	91,494,000
Total Common Stocks		$3,743,333,140

Investment Funds— 2.8%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	52,504,976	$52,504,976
Touchstone Institutional Money Market
Fund, 0.01%^Ω	52,442,333	52,442,333
Total Investment Funds		$104,947,309

Total Investment Securities —101.3%
(Cost $2,569,143,481)		$3,848,280,449

Liabilities in Excess of Other Assets — (1.3%)		(47,635,853)

Net Assets — 100.0%		$3,800,644,596

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $51,925,877.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$3,743,333,140	$—	$—	$3,743,333,140
Investment
Funds	104,947,309	—	—	104,947,309

				$3,848,280,449

See accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities

December 31, 2013

Touchstone
Sands Capital
Institutional
Growth
Fund
Assets
Investments, at cost	$2,569,143,481
Affiliated securities, at market value	$52,442,333
Non-affiliated securities, at market value	3,795,838,116
Investments, at market value (A)	$3,848,280,449
Dividends and interest receivable	917,537
Receivable for capital shares sold	10,729,806
Receivable for securities lending income	2,983
Other assets	42,707
Total Assets	3,859,973,482

Liabilities
Payable for return of collateral for securities on loan	52,504,976
Payable for capital shares redeemed	4,231,093
Payable to Advisor	2,460,617
Other accrued expenses and liabilities	132,200
Total Liabilities	59,328,886

Net Assets	$3,800,644,596

Net assets consist of:
Paid-in capital	$2,453,927,269
Accumulated net realized gains on investments	67,580,359
Net unrealized appreciation on investments	1,279,136,968
Net assets applicable to shares outstanding	$3,800,644,596

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	170,127,805
Net asset value, offering price and redemption price per share	$22.34

(A) Includes market value of securities on loan of:	$51,925,877

See accompanying Notes to Financial Statements.

10

Statement of Operations

For the Year Ended December 31, 2013

Touchstone
Sands Capital
Institutional
Growth
Fund
Investment Income
Dividends from affiliated securities	$17,304
Dividends from non-affiliated securities(A)	11,871,333
Income from securities loaned	271,853
Total Investment Income	12,160,490

Expenses
Unified management fee	23,507,012
Registration fees	122,662
Other expenses	465,836
Net Expenses	24,095,510

Net Investment Loss	(11,935,020)

Realized and Unrealized Gains on Investments
Net realized gains on investments	342,867,681
Net change in unrealized appreciation (depreciation) on investments	740,599,396

Net Realized and Unrealized Gains on Investments	1,083,467,077

Change in Net Assets Resulting from Operations	$1,071,532,057

(A) Net of foreign tax withholding of:	$215,313

See accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets

	Touchstone
	Sands Capital
	Institutional
	Growth
	Fund
	For the	For the
	Year	Year
	Ended	Ended
	December 31,	December 31,
	2013	2012
From Operations
Net investment income (loss)	$(11,935,020)	$1,165,606
Net realized gains on investments	342,867,681	139,021,774
Net change in unrealized appreciation (depreciation) on investments	740,599,396	220,854,465
Change in Net Assets from Operations	1,071,532,057	361,041,845

Distributions to Shareholders from:
Net investment income	(167,175)	(1,000,065)
Net realized gains	(282,972,885)	(80,390,498)
Total Distributions	(283,140,060)	(81,390,563)

Share Transactions
Proceeds from shares sold	1,321,235,369	1,099,505,237
Reinvestment of distributions	273,516,849	78,554,327
Cost of shares redeemed	(832,572,615)	(698,112,199)
Change in Net Assets from Share Transactions	762,179,603	479,947,365

Total Increase in Net Assets	1,550,571,600	759,598,647

Net Assets
Beginning of period	2,250,072,996	1,490,474,349
End of period	$3,800,644,596	$2,250,072,996

Accumulated Net Investment Income (Loss)	$—	$165,541

Share Transactions
Shares issued	67,787,108	64,149,493
Shares reinvested	12,751,107	4,605,020
Shares redeemed	(41,860,871)	(41,078,250)
Change from Share Transactions	38,677,344	27,676,263

See accompanying Notes to Financial Statements.

12

Financial Highlights

Touchstone Sands Capital Institutional Growth Fund
Selected Data for a Share Outstanding Throughout Each Period

Year Ended December 31,
2013	2012	2011	2010	2009
Net asset value at beginning of period	$17.12	$14.36	$14.04	$11.12	$6.50
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	0.01	(0.04)	(0.03)	(0.01)
Net realized and unrealized gains on investments	7.06	3.40	0.36	2.95	4.63
Total from investment operations	6.99	3.41	0.32	2.92	4.62
Distributions from:
Net investment income	—	(A)	(0.01)	—	—	—
Realized capital gains	(1.77)	(0.64)	—	—	—
Total distributions	(1.77)	(0.65)	—	—	—
Net asset value at end of period	$22.34	$17.12	$14.36	$14.04	$11.12
Total return	41.28%	23.75%	2.28%	26.26%	71.08%
Net assets at end of period (000's)	$3,800,645	$2,250,073	$1,490,474	$1,230,960	$1,003,897
Ratio to average net assets:
Net expenses	0.80%	0.79%	0.80%	0.80%	0.80%
Gross expenses	0.80%	0.79%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.40%)	0.06%	(0.28%)	(0.26%)	(0.13%)
Portfolio turnover rate	37%	31%	18%	41%	34%

(A) Less than $0.005 per share.

See accompanying Notes to Financial Statements.

13

Notes to Financial Statements

December 31, 2013

1. Organization

The Touchstone Institutional Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Declaration of Trust dated May 29, 2002. The Trust consists of one fund, the Touchstone Sands Capital Institutional Growth Fund (“Sands Capital Institutional Growth Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund offers a single class of shares. The Fund’s prospectus provides a description of the Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2013, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold any Level 3 categorized securities during the year ended December 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the year ended December 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency

14

Notes to Financial Statements (Continued)

in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Fund invests are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Fund. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Fund’s Board of Trustees.

The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Investment companies— The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Portfolio securities loaned— The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business

15

Notes to Financial Statements (Continued)

day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle.

As of December 31, 2013, the Fund loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Sands Capital Institutional Growth Fund	$51,925,877	$52,504,976

All collateral received as cash is received, held and administered by the Fund’s custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees. The Fund retains the interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation—The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income— Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders— The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Fund’s net investment income that invests in underlying funds is affected by the timing of dividend declaration by underlying funds.

Allocations — Expenses not directly billed to the Fund are allocated proportionally among all the Funds in the Trust, and, if applicable in Touchstone Investment Trust,Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, and Touchstone Strategic Trust, daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses— The Fund pays a unified management fee to Touchstone Advisors, Inc. (“Advisor” or “Administrator”) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Fund will pay all state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

16

Notes to Financial Statements (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended December 31, 2013:

Sands Capital
Institutional
Growth Fund
Purchases of investment securities	$1,522,594,487
Proceeds from sales and maturities	1,084,954,121

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Fund for the year ended December 31, 2013.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor, Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Fund, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. Under the Advisory Agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on the Trust’s behalf, excluding state registration fees, interest, taxes, dues, fees, or similar costs, brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of buisness.

The Advisor has entered into an investment sub-advisory agreement with Sands Capital Management, LLC (the “Sub-Advisor”), a Securities and Exchange Commission (“SEC”) registered investment advisor. The Advisor, not the Fund, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Fund, excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Fund, as a percentage of the average daily net assets of the Fund, is 0.80%. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain the expense limitation for the Fund through at least April 28, 2014. During the year ended December 31, 2013, the Advisor did not waive advisory fees or reimburse any operating expenses.

Effective April 29, 2012, under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. Since the effective date, the Advisor has not waived or reimbursed any expenses, therefore there are no amounts currently eligible for recoupment.

17

Notes to Financial Statements (Continued)

AFFILIATED INVESTMENTS

The Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Fund is invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the year ended December 31, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/12	Purchases	Sales	12/31/13	Dividends	12/31/13
Sands Capital Institutional Growth Fund	28,658,717	935,508,163	(911,724,547)	52,442,333	$17,304	$52,442,333

5. Federal Tax Information

Federal income tax— It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2013 and December 31, 2012 was as follows:

	Sands Capital
	Institutional
	Growth Fund
	2013	2012
From ordinary income	$165,541	$1,000,065
From long-term capital gains	282,974,519	80,390,498
Total distributions	$283,140,060	$81,390,563

The following information is computed on a tax basis for each item as of December 31, 2013:

Sands Capital
Institutional
Growth Fund
Tax cost of portfolio investments	$2,587,144,944
Gross unrealized appreciation	1,265,382,255
Gross unrealized depreciation	(4,246,750)
Net unrealized appreciation	1,261,135,505
Undistributed long-term capital gains	85,581,822
Accumulated earnings	$1,346,717,327

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of December 31, 2013, the Fund did not have any capital loss carryforwards for federal income tax purposes.

18

Notes to Financial Statements (Continued)

The Fund has analyzed its tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2010 through 2013) and has concluded that no provision for income tax is required in its financial statements.

Certain reclassifications, the result of permanent differences between financial statement and income reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or NAV per share of the Fund and are designed to present the Fund’s capital accounts on a tax basis. The following reclassifications, which are primarily attributed to the tax treatment of net investment losses, have been made out to the Fund for the year ended December 31, 2013.

		Accumulated	Accumulated
	Paid-In	Net Investment	Net Realized
Fund	Capital	Income(Loss)	Gains(Losses)
Sands Capital Institutional Growth Fund	$(11,935,020)	$11,936,654	$(1,634)

6. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

7. Risk Associated with Concentration

The Fund invests a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Fund’s financial statements.

19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Touchstone Institutional Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Touchstone Institutional Funds Trust, (comprising Touchstone Sands Capital Institutional Growth Fund) (the “Fund”) as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Touchstone Sands Capital Institutional Growth Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

February 21, 2014

20

Other Items (Unaudited)

Qualified Dividend Income

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2013 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Fund intends to pass through the maximum allowable percentage for 1099s.

Sands Capital Institutional Growth Fund	100.00%

Dividend Received Deduction

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2013 qualify for the corporate dividends received deduction. The Fund intends to pass through the maximum allowable percentage for 1099s.

Sands Capital Institutional Growth Fund	100.00%

For the fiscal year ended December 31, 2013 the Fund designates $331,423,698 as long-term capital gains.

Proxy Voting Guidelines

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 through December 31, 2013).

21

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	December 31,	July 1,	December 31,	December 31,
	2013	2013	2013	2013*
Touchstone Sands Capital Institutional Growth Fund
Actual	0.80%	$1,000.00	$1,301.00	$4.64
Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Advisory Agreement Approval Disclosure

At a meeting held on November 21, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Institutional Funds Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Management Agreement between the Trust and the Advisor with respect to the Fund, and the continuance of the Sub-Advisory Agreement between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Sub-Advisory Agreement with management and experienced independent legal counsel and received materials from such counsel discussing

22

Other Items (Unaudited) (Continued)

the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement with respect to the Fund with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Fund’s Management Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Management Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Management Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor receives from the Fund. The Board reviewed the profitability of the Advisor’s relationship with the Fund both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor. Based upon

23

Other Items (Unaudited) (Continued)

their review, the Trustees concluded that the Advisor’s level of profitability from its relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Fund’s peer group. The Board also considered, among other data, the Fund’s performance results during the six-month, twelve-month, and thirty-six month periods ended June 30, 2013 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Fund’s performance.

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Advisor out of the advisory fee it receives from the Fund and considered the impact of such sub-advisory fee on the profitability of the Advisor. In reviewing the expense ratio and performance of the Fund, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below:

Touchstone Sands Capital Institutional Growth Fund. The Fund’s advisory fee and total expense ratio were above the median of its peer group. The Board took into account management’s discussion of the Fund’s expenses and the Fund’s advisory fee structure. The Fund’s performance for the six-month period ended June 30, 2013 was in the 5th quintile of its peer group. The Fund’s performance for the twelve-month period ended June 30, 2013 was in the 3rd quintile of its peer group, and the Fund’s performance for the thirty-six month period ended June 30, 2013 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of the Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Fund’s advisory fee structure. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Fund’s Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Fund’s Management Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined that continuation of the Management Agreement was in the best interests of the Fund and its shareholders.

In approving the Fund’s Sub-Advisory Agreement, the Board considered various factors with respect to the Fund and its Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

24

Other Items (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities for the Fund. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the profitability to the Sub-Advisor of its relationship with the Fund, the Board noted that the sub-advisory fee under the Sub-Advisory Agreement was paid by the Advisor out of the advisory fee that it receives under the Management Agreement and is negotiated at arms-length. As a consequence, the profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the Fund. The Board also compared the sub-advisory fee paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board reviewed the sub-advisory fee in relation to various comparative data, including the median and average sub-advisory fees of the Fund’s peer group, and considered the following information:

Touchstone Sands Capital Institutional Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered the Fund’s performance during the six-month, twelve-month, and thirty-six month periods ended June 30, 2013 as compared to the Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of the Sub-Advisor’s performance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; (d) the Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

25

Management of the Trust (Unaudited)

Listed below is required information regarding the Trustees and principal officers of the Trust. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407, or by visiting the Touchstone website at www.touchstoneinvestments.com.

Interested Trustees[1]:
Number
of Funds
Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone
Address	Held with	Length of	Principal Occupation(s)	Fund	Other Directorships Held
Age	Trust	Time Served	During Past 5 Years	Complex[3]	During Past 5 Years[4]
Jill T. McGruder	Trustee and	Until retirement	President and CEO of IFS Financial	49	Director of LaRosa’s Inc. (a restaurant
Touchstone Advisors, Inc.	President	at age 75 or until	Services, Inc. (a holding company)		chain) from 1999 to the present, IFS
303 Broadway		she resigns or is	from 1999 to the present.		Financial Services, Inc. (a holding
Suite 1100		removed			company) from 1999 to the present,
Cincinnati, OH 45202		Trustee since			Integrity and National Integrity Life
Year of Birth: 1955		1999			Insurance Co. from 2005 to the
present, Touchstone Securities (the
Trust’s distributor) from 1999 to the
present, Touchstone Advisors (the
Trust’s investment advisor and
administrator) from 1999 to the
present, W&S Brokerage Services (a
brokerage company) from 1999 to the
present, and W&S Financial Group
Distributors (a distribution company)
from 1999 to the present.
Independent Trustees:
Phillip R. Cox	Trustee	Until retirement	President and Chief Executive	49	Director of Cincinnati Bell (a
c/o Touchstone Advisors, Inc.		at age 75 or until	Officer of Cox Financial Corp. (a		communications company) from
303 Broadway		he resigns or is	financial services company) from		1994 to the present, Bethesda Inc. (a
Suite 1100		removed	1971 to the present.		hospital) from 2005 to the present,
Cincinnati, OH 45202		Trustee since			Timken Co. (a manufacturing
Year of Birth: 1947		1999			company) from 2004 to the present,
Diebold, Inc. (a technology solutions
company) from 2004 to the present.
William C. Gale	Trustee	Until retirement	Senior Vice President (from 2003 to	49	None.
c/o Touchstone Advisors, Inc.		at age 75 or until	the present) and Chief Financial
303 Broadway		he resigns or is	Officer (from 1995 to the present) of
Suite 1100		removed	Cintas Corporation (a business
Cincinnati, OH 45202		Trustee since	services company).
Year of Birth: 1952		2013
Susan J. Hickenlooper, CFA	Trustee	Until retirement	Financial Analyst for Impact 100	49	Trustee of Gateway Trust (a mutual
c/o Touchstone Advisors, Inc.		at age 75 or until	(Charitable Organization) from		fund) from 2006-2009. Cincinnati
303 Broadway		she resigns or is	2012 to present.		Parks Foundation (a charitable
Suite 1100		removed			organization) from 2000 to present
Cincinnati, OH 45202		Trustee since			and Trustee of Episcopal Retirement
Year of Birth: 1946		2009			Homes Foundation from 1998-2011.

26

Management of the Trust (Unaudited) (Continued)

Independent Trustees (Continued):
Number
of Funds
Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone
Address	Held with	Length of	Principal Occupation(s)	Fund	Other Directorships Held
Age	Trust	Time Served	During Past 5 Years	Complex[3]	During Past 5 Years[4]
Kevin A. Robie[5]	Trustee	Until retirement	Vice President of Portfolio	49	Director of Buckeye EcoCare, Inc. (a
c/o Touchstone Advisors, Inc.		at age 75 or until	Management at Soin International		lawn care company) from 2013 to the
303 Broadway		he resigns or is	LLC (a multinational holding		present. Trustee of Dayton Region
Suite 1100		removed	company) from 2004 to the present.		New Market Fund, LLC (a private
Cincinnati, OH 45202		Trustee since			fund) from 2010 to the present,
Year of Birth: 1956		2013			Trustee of the Entrepreneurs Center,
Inc. (a small business incubator) from
2006 to the present and Director of
the Interventional Imaging, Inc. (a
medical device company) from 2004
to 2011.
Edward J. VonderBrink[5]	Trustee	Until retirement	Consultant, VonderBrink Consulting	49	Director of Streamline Health
c/o Touchstone Advisors, Inc.		at age 75 or until	LLC from 2000 to the present.		Solutions, Inc. (healthcare IT) from
303 Broadway		he resigns or is			2006 to the present, Mercy Health
Suite 1100		removed			Foundation from 2007 to the present.
Cincinnati, OH 45202		Trustee since
Year of Birth: 1944		2013

[1]	Ms. McGruder, as a director of the Advisor and the Trust's Underwriter, and an officer of affiliates of the Advisor and the Trust's Underwriter, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

[2]	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

[3]	As of December 31, 2013, the Touchstone Fund Complex consisted of 10 variable annuity series of the Variable Series Trust, 3 series of Touchstone Tax-Free Trust, 1 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 18 series of Touchstone Strategic Trust, and 13 series of Touchstone Funds Group Trust.

[4]	Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

[5]	Mr. Robie and Mr. VonderBrink were elected to the Board of Trustees at a shareholder meeting held on August 2, 2013.

27

Management of the Trust (Unaudited) (Continued)

Principal Officers[1]:
Term of
Name	Position(s)	Office And
Address	Held with	Length of	Principal Occupation(s)
Age	Trust[3]	Time Served	During Past 5 Years
Jill T. McGruder[1]	President	Until resignation, removal or disqualification	See biography above.
Year of Birth: 1955	and Trustee	President since 2006
Steven M. Graziano[1]	Vice	Until resignation, removal or disqualification	President of Touchstone Advisors, Inc.
Year of Birth: 1954	President	Vice President since 2009
Timothy D. Paulin[1]	Vice	Until resignation, removal or disqualification	Senior Vice President of Investment Research and
Year of Birth: 1963	President	Vice President since 2010	Product Management of Touchstone Advisors, Inc.;
Director of Product Design of Klein Decisions, Inc.
2003 to 2010.
Timothy S. Stearns[1]	Chief	Until resignation, removal or disqualification	Senior Vice President and Chief Compliance and
Year of Birth: 1963	Compliance	Chief Compliance Officer since September	Ethics Officer of the Envestnet Asset Management, Inc.
	Officer	2013	(2009 to 2013) and Chief Compliance Officer,
Americas of Franklin Templeton Investments (1997 to
2009).
Terrie A. Wiedenheft[1]	Controller	Until resignation, removal or disqualification	Senior Vice President, Chief Financial Officer and
Year of Birth: 1962	and	Controller and Treasurer since 2006	Chief Operations Officer of IFS Financial Services, Inc.
	Treasurer		(a holding company).
Elizabeth R. Freeman[2]	Secretary	Until resignation, removal or disqualification.	Managing Director and Senior Counsel at BNY
Year of Birth: 1962		Secretary since 2011	Mellon Investment Servicing (US) Inc.

[1]	The address of Touchstone Advisors, Inc. is 303 Broadway, Suite 1100, Cincinnati, OH 45202.

[2]	The address of BNY Mellon Investment Servicing (US) Inc. is 201 Washington Street, Boston, MA 02108.

[3]	Each officer also holds the same office with Touchstone Funds Variable Series Trust, Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust.

28

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30

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

31

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-1105-TIFT-AR-1312

32

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. William Gale is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	Audit fees for Touchstone Institutional Funds Trust totaled $13,000 and $13,000 in fiscal 2013 and 2012, respectively, including fees associated with the annual audit and filing of Form N-1A and Form N-SAR.

Audit-Related Fees

(b)	Audit-related fees totaled $0 and $0 in fiscal 2013 and 2012, respectively.

Tax Fees

(c)	Fees for tax compliance services totaled $3,400 and $3,400 in fiscal 2013 and 2012, respectively. Fees relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $163 for 2013 and $0 for 2012, respectively. The fees related to the PFIC Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee.  The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All services described in paragraphs (c) through (d) of Item 4 were approved by the Audit Committee. Not applicable for paragraph (b) of Item 4.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees for Touchstone Institutional Funds Trust and certain entities*, totaled approximately $3,563 and $3,400, in 2013 and 2012, respectively.

* These include the advisors (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisors that provides ongoing services to the registrant (Funds).

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Institutional Funds Trust

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 02/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 02/28/14

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 02/28/14

* Print the name and title of each signing officer under his or her signature.